FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2002

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Colony Capital Management, Inc.
Address: 3060 Peachtree Road NW
         Suite 1550
         Atlanta, GA  30305

13F File Number:  028-06590

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     T. Marion Slaton
Title:    Principal
Phone:    404-365-5050
Signature, Place, and Date of Signing:

    T. Marion Slaton     Atlanta, Georgia       October 15, 2002


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       75

Form 13F Information Table Value Total:       $137,358



List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC Inc                      COM              001055102     1827    59530 SH       SOLE                             59530
Abbott Laboratories            COM              002824100      486    12023 SH       SOLE                             12023
American International Group   COM              026874107     3331    60892 SH       SOLE                             60892
Amgen Inc                      COM              031162100     1726    41400 SH       SOLE                             41400
Applied Materials Inc          COM              038222105      954    82600 SH       SOLE                             82600
Avery-Dennison Corp            COM              053611109      668    11715 SH       SOLE                             11715
BJ Services Co                 COM              055482103     1677    64500 SH       SOLE                             64500
Bank of America Corp           COM              060505104     4321    67732 SH       SOLE                             67732
Barr Laboratories Inc          COM              068306109     2036    32685 SH       SOLE                             32685
BellSouth Corp                 COM              079860102     2440   132905 SH       SOLE                            132905
Cardinal Health Inc            COM              14149Y108     1850    29750 SH       SOLE                             29750
Caremark Rx Inc                COM              141705103     2895   170300 SH       SOLE                            170300
ChevronTexaco Corp             COM              166764100     2980    43035 SH       SOLE                             43035
Cisco Systems Inc              COM              17275R102     1669   159235 SH       SOLE                            159235
Citigroup Inc                  COM              172967101     2184    73653 SH       SOLE                             73653
Coca Cola Co                   COM              191216100      920    19184 SH       SOLE                             19184
Costco Wholesale Corp          COM              22160K105      291     9000 SH       SOLE                              9000
Dell Computer Corp             COM              247025109     4558   193862 SH       SOLE                            193862
Dow Chemical Co                COM              260543103      246     9000 SH       SOLE                              9000
EMC Corp - Mass                COM              268648102      220    48200 SH       SOLE                             48200
Exxon Mobil Corp               COM              30231G102      650    20388 SH       SOLE                             20388
Fannie Mae                     COM              313586109     4399    73891 SH       SOLE                             73891
First Data Corp                COM              319963104     1409    50400 SH       SOLE                             50400
Forest Laboratories Inc        COM              345838106     3034    37000 SH       SOLE                             37000
General Electric Co            COM              369604103     4123   167259 SH       SOLE                            167259
H&R Block Inc                  COM              093671105     1952    46475 SH       SOLE                             46475
Health Management Assoc Inc    COM              421933102      506    25024 SH       SOLE                             25024
Home Depot Inc                 COM              437076102     3119   119500 SH       SOLE                            119500
Illinois Tool Works Inc        COM              452308109      773    13250 SH       SOLE                             13250
Integrated Circuit Systems     COM              45811k208     1361    86700 SH       SOLE                             86700
Intel Corp                     COM              458140100     1622   116745 SH       SOLE                            116745
International Business Machine COM              459200101     2362    40512 SH       SOLE                             40512
International Rectifier Corp   COM              460254105      654    41855 SH       SOLE                             41855
Jacobs Engineering Group Inc   COM              469814107     2353    76200 SH       SOLE                             76200
Johnson & Johnson              COM              478160104     4443    82164 SH       SOLE                             82164
Kerr-McGee Corp                COM              492386107     2403    55315 SH       SOLE                             55315
Kimberly Clark Corp            COM              494368103      413     7300 SH       SOLE                              7300
L-3 Communications Hldgs Inc   COM              502424104     2292    43500 SH       SOLE                             43500
Lennar Corp                    COM              526057104     3524    63175 SH       SOLE                             63175
Lowe's Companies               COM              548661107     1753    42346 SH       SOLE                             42346
MBNA Corp                      COM              55262L100     2386   129801 SH       SOLE                            129801
Medtronic Inc                  COM              585055106      939    22300 SH       SOLE                             22300
Merck & Co Inc                 COM              589331107      375     8200 SH       SOLE                              8200
Michael Stores Inc             COM              594087108     3252    71170 SH       SOLE                             71170
Microsoft Corp                 COM              594918104     4560   104260 SH       SOLE                            104260
Nautilus Group Inc.            COM              63910B102     1119    57400 SH       SOLE                             57400
Northern Trust Corp.           COM              665859104      808    21425 SH       SOLE                             21425
Office Depot Inc               COM              676220106      209    16900 SH       SOLE                             16900
Owens-Illinois Inc             COM              690768403     1278   112900 SH       SOLE                            112900
Pactiv Corporation             COM              695257105     2050   124600 SH       SOLE                            124600
Paychex Inc                    COM              704326107     1155    47600 SH       SOLE                             47600
Pfizer Inc                     COM              717081103     3641   125476 SH       SOLE                            125476
Philip Morris Companies Inc    COM              718154107      252     6495 SH       SOLE                              6495
Procter & Gamble Co            COM              742718109      682     7630 SH       SOLE                              7630
Ruby Tuesday Inc               COM              781182100     2465   131240 SH       SOLE                            131240
SBC Communications Inc         COM              78387G103      715    35585 SH       SOLE                             35585
Safeway Inc                    COM              786514208      256    11500 SH       SOLE                             11500
Schering Plough Corp           COM              806605101      861    40380 SH       SOLE                             40380
Smith International Inc        COM              832110100      205     7000 SH       SOLE                              7000
Southern Co                    COM              842587107      306    10638 SH       SOLE                             10638
St Jude Medical Inc            COM              790849103     2192    61400 SH       SOLE                             61400
SunTrust Banks Inc             COM              867914103     3212    52248 SH       SOLE                             52248
Symantec Corp                  COM              871503108     2267    67400 SH       SOLE                             67400
Sysco Corp                     COM              871829107     1624    57200 SH       SOLE                             57200
TCF Financial Corp             COM              872275102     2426    57300 SH       SOLE                             57300
United Technologies Corp       COM              913017109      811    14365 SH       SOLE                             14365
Verizon Communications         COM              92343v104      203     7412 SH       SOLE                              7412
Wachovia Corp                  COM              929903102      598    18300 SH       SOLE                             18300
Wal-Mart Stores Inc            COM              931142103     4525    91900 SH       SOLE                             91900
Walgreen Co                    COM              931422109     2787    90600 SH       SOLE                             90600
Washington Mutual Inc          COM              939322103     1847    58700 SH       SOLE                             58700
Wellpoint Health Networks      COM              94973h108     2935    40040 SH       SOLE                             40040
Wells Fargo Company            COM              949746101      510    10600 SH       SOLE                             10600
XTO Energy Inc                 COM              98385X106     3369   163450 SH       SOLE                            163450
American High Income Tr SBI                     026547109      110 11395.681000SH    SOLE                        11395.681000